Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Deferred Policy Acquisition Costs (Detail) - JPY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	¥ 287,379	¥ 268,960
Capitalization	22,060	31,202
Amortization	(13,558)	(16,320)
Effect of changes in foreign exchange rate	2,828	3,537
Ending balance	298,709	287,379
Yen-denominated insurance (First Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	77,957	74,676
Capitalization	6,709	8,682
Amortization	(4,393)	(5,401)
Effect of changes in foreign exchange rate	0	0
Ending balance	80,273	77,957
Yen-denominated insurance (Third Sector)
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	166,696	159,041
Capitalization	10,099	16,795
Amortization	(7,474)	(9,140)
Effect of changes in foreign exchange rate	0	0
Ending balance	169,321	166,696
Foreign currency denominated insurance
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	42,726	35,243
Capitalization	5,252	5,725
Amortization	(1,691)	(1,779)
Effect of changes in foreign exchange rate	2,828	3,537
Ending balance	¥ 49,115	¥ 42,726